Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 83,786	$ 104,505
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52,749	65,208
Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,037	39,297
Heavy Duty Motive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	38,914	51,663
Material Handling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,353	8,140
Stationary Power Generation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,917	8,214
Technology Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27,602	36,488
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,127	38,818
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,370	42,588
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	28,572	20,599
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,717	$ 2,500